Financial Instruments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Customer	Dec. 31, 2020 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Long-term debt due within one year	$ 455	$ 129
Debt instrument maturity period	1 year
Book value of senior notes	$ 3,800
Sales Revenue, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Number of largest customers | Customer	6
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Six Largest Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Percentage of sales to six largest customers	78.00%	78.00%
Fair Value, Inputs, Level 1 [Member] | Senior Notes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Estimated fair value of notes payable	$ 4,000
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts, gain recognized in other comprehensive loss	66
Foreign exchange forward contracts, loss recognized in other comprehensive loss	$ 14